Firsthand Funds
125 South Market, Suite 1200
San Jose, CA 95113


January 9, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re: Firsthand Funds (the "Registrant")
    File Nos. 33-73832 and 811-8268


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of each Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent Post-Effective Amendment to the Registrant's registration statement on Form N-1A (Post-Effective Amendment No. 23), and (ii) that Post-Effective Amendment No. 23 to the Registrant's Registration Statement was filed electronically with the Securities and Exchange Commission on January 9, 2002.

                                   Sincerely,

                                   /s/ Heidi Hoefler
                                   ----------------------------------------
                                       Heidi Hoefler
                                       Assistant Secretary, Firsthand Funds


cc:      Kelvin K. Leung
         Steven G. Cravath